UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-09987
Floating Rate Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2012
Date of Reporting Period

Item 1. Reports to Stockholders

Floating Rate Portfolio

April 30, 2012

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 94.4%(1)

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Aerospace and Defense — 1.7%

DAE Aviation Holdings, Inc.
Revolving Loan, 5.13%, Maturing July 31, 2013(2)		20,000	$19,200,000
Term Loan, 5.47%, Maturing July 31, 2014		20,209	20,208,943
Term Loan, 5.47%, Maturing July 31, 2014		20,523	20,523,176
Ducommun Incorporated
Term Loan, 5.50%, Maturing June 28, 2017		7,047	7,090,792
IAP Worldwide Services, Inc.
Term Loan, 9.25%, Maturing December 28, 2012		30,334	27,376,366
Sequa Corporation
Term Loan, 3.72%, Maturing December 3, 2014		3,989	3,956,014
Term Loan, 6.25%, Maturing December 3, 2014		3,017	3,036,297
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015		15,785	15,706,544
Transdigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017		9,776	9,804,015
Term Loan, 4.00%, Maturing February 14, 2017		27,594	27,674,694
Wesco Aircraft Hardware Corp.
Term Loan, 4.25%, Maturing April 7, 2017		1,989	1,999,376
Wyle Services Corporation
Term Loan, 5.75%, Maturing March 27, 2017		11,224	11,209,533

			$167,785,750

Air Transport — 0.3%

Evergreen International Aviation, Inc.
Term Loan, 11.50%, Maturing June 30, 2015		11,306	$9,666,841
Orbitz Worldwide Inc.
Term Loan, 3.24%, Maturing July 25, 2014		18,599	18,156,921

			$27,823,762

Automotive — 4.8%

Allison Transmission, Inc.
Term Loan, 2.74%, Maturing August 7, 2014		66,731	$66,668,550
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017		8,066	7,980,036
Chrysler Group LLC
Term Loan, 6.00%, Maturing May 24, 2017		74,793	76,298,367
Delphi Corporation
Term Loan, 3.50%, Maturing March 31, 2017		9,555	9,596,331
Federal-Mogul Corporation
Term Loan, 2.18%, Maturing December 29, 2014		41,141	39,909,154
Term Loan, 2.18%, Maturing December 28, 2015		23,455	22,752,758
Financiere Truck Investissement SAS
Term Loan, 1.64%, Maturing February 15, 2013(2)	GBP	2,136	3,258,946
Term Loan, 3.57%, Maturing February 15, 2013	EUR	1,455	1,810,566
Ford Motor Co.
Term Loan, 0.25%, Maturing November 30, 2015(2)		4,852	4,573,393
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019		79,325	78,308,688
HHI Holdings LLC
Term Loan, 7.00%, Maturing March 21, 2017		13,992	14,062,038
Metaldyne Company LLC
Term Loan, 5.25%, Maturing May 18, 2017		23,547	23,694,364
Remy International, Inc.
Term Loan, 6.25%, Maturing December 16, 2016		5,303	5,331,245
SRAM, LLC
Term Loan, 4.78%, Maturing June 7, 2018		21,433	21,740,713
Term Loan - Second Lien, 8.50%, Maturing December 7, 2018		3,000	3,028,089
Tomkins LLC
Term Loan, 4.25%, Maturing September 29, 2015		4,526	4,522,674
Term Loan, 4.25%, Maturing September 29, 2016		29,682	29,821,687
TriMas Corporation
Term Loan, 4.25%, Maturing June 21, 2017		13,608	13,642,166
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017		3,419	3,436,253
Veyance Technologies, Inc.
Term Loan, 2.74%, Maturing July 31, 2014		4,334	4,198,864
Term Loan, 2.74%, Maturing July 31, 2014		26,799	25,961,627
Term Loan - Second Lien, 5.50%, Maturing July 31, 2014		4,025	4,025,000
Term Loan - Second Lien, 5.99%, Maturing July 31, 2015		2,000	1,885,000

			$466,506,509

Beverage and Tobacco — 0.0%(3)

Maine Beverage Company
Term Loan, 2.22%, Maturing March 31, 2013		452	$441,982

			$441,982

Building and Development — 1.3%

401 North Wabash Venture LLC
Term Loan, 6.80%, Maturing July 27, 2012(4)		6,735	$5,859,579
Armstrong World Industries, Inc.
Term Loan, 4.00%, Maturing March 9, 2018		23,158	23,215,504
Forestar Real Estate Group Inc.
Revolving Loan, 0.49%, Maturing August 6, 2013(2)		1,675	1,574,712
Term Loan, 6.50%, Maturing August 6, 2015		13,570	13,094,992
Goodman Global Inc.
Term Loan, 5.75%, Maturing October 28, 2016		16,950	17,089,259
Materis SAS
Term Loan, 3.44%, Maturing April 27, 2014	EUR	2,114	2,401,420
Term Loan, 3.81%, Maturing April 27, 2015	EUR	2,254	2,559,789
NCI Building Systems, Inc.
Term Loan, 6.50%, Maturing April 18, 2014		3,198	3,186,937
Panolam Industries International, Inc.
Term Loan, 8.25%, Maturing December 31, 2013		8,673	8,575,161

See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Building and Development (continued)

RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016		12,299	$12,314,803
Realogy Corporation
Term Loan, 3.24%, Maturing October 10, 2013		2,712	2,585,300
Term Loan, 4.49%, Maturing October 10, 2016		359	334,204
Term Loan, 4.77%, Maturing October 10, 2016		4,570	4,260,359
Summit Materials Companies I, LLC
Term Loan, 6.00%, Maturing January 25, 2019		7,025	7,090,859
The Woodlands Land Development Company L.P.
Term Loan, 5.00%, Maturing March 7, 2014		19,259	18,970,370
WCI Communities, Inc.
Term Loan, 10.00%, Maturing September 2, 2016(4)		3,882	3,785,217

			$126,898,465

Business Equipment and Services — 8.8%

ACCO Brands Corporation
Term Loan, Maturing March 26, 2019(5)		5,775	$5,802,073
Acosta, Inc.
Term Loan, 4.75%, Maturing March 1, 2018		28,558	28,593,735
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017		40,402	40,427,525
Affinion Group, Inc.
Term Loan, 5.00%, Maturing October 10, 2016		41,151	39,196,598
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017		13,266	13,310,276
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 20, 2015		4,732	4,756,876
Term Loan, 2.99%, Maturing February 21, 2015		15,116	14,499,120
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017		9,738	9,689,652
Brand Energy & Infrastructure Services, Inc.
Term Loan, 2.50%, Maturing February 7, 2014		18,961	17,384,838
Brickman Group Holdings Inc.
Term Loan, 7.25%, Maturing October 14, 2016		13,478	13,637,860
Brock Holdings III, Inc.
Term Loan, 6.01%, Maturing March 16, 2017		16,433	16,417,768
Catalina Marketing Corporation
Term Loan, 2.99%, Maturing October 1, 2014		5,902	5,794,853
ClientLogic Corporation
Term Loan, 7.15%, Maturing January 30, 2017	EUR	569	708,540
Term Loan, 7.22%, Maturing January 30, 2017		9,682	8,714,115
DynCorp International LLC
Term Loan, 6.25%, Maturing July 7, 2016		11,683	11,712,019
Education Management LLC
Term Loan, 8.25%, Maturing March 29, 2018		24,600	24,753,750
EIG Investors Corp.
Term Loan, 7.75%, Maturing April 20, 2018		14,575	14,629,656
Expert Global Solutions, Inc.
Term Loan, 9.00%, Maturing April 3, 2018		23,200	22,997,000
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 6.75%, Maturing January 31, 2019		7,400	7,513,316
Go Daddy Operating Company, LLC
Term Loan, 5.50%, Maturing December 17, 2018		19,850	19,926,753
IMS Health Incorporated
Term Loan, 4.50%, Maturing August 25, 2017		15,038	15,119,861
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017		33,125	33,338,607
Kronos, Inc.
Term Loan, 5.22%, Maturing June 9, 2017		13,705	13,739,453
Term Loan, 6.25%, Maturing December 28, 2017		9,875	9,986,347
Term Loan, 10.58%, Maturing June 11, 2018		3,000	3,067,500
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		20,446	20,497,555
Lawson Software Inc.
Term Loan, 5.75%, Maturing October 18, 2016		2,000	2,020,000
Term Loan, 6.25%, Maturing April 5, 2018		60,175	61,040,016
Meritas LLC
Term Loan, 7.50%, Maturing July 28, 2017		13,137	13,103,937
Mitchell International, Inc.
Term Loan, 2.50%, Maturing March 28, 2014		1,866	1,849,451
Term Loan - Second Lien, 5.75%, Maturing March 30, 2015		1,500	1,475,625
Monitronics International Inc.
Term Loan, 5.50%, Maturing March 16, 2018		9,975	10,068,516
MSCI, Inc.
Term Loan, 3.50%, Maturing March 14, 2017		10,259	10,267,060
Oz Management LP
Term Loan, Maturing November 15, 2016(5)		15,724	13,679,602
Quintiles Transnational Corp.
Term Loan, 5.00%, Maturing June 8, 2018		54,240	54,460,377
Sabre, Inc.
Term Loan, 2.24%, Maturing September 30, 2014		46,377	44,734,751
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		11,039	11,061,493
Softlayer Technologies, Inc.
Term Loan, 7.25%, Maturing November 5, 2016		9,208	9,283,256
Sungard Data Systems, Inc.
Term Loan, 3.95%, Maturing February 26, 2016		49,647	49,817,961
Term Loan, 3.99%, Maturing February 28, 2017		29,027	29,163,104
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017		5,930	5,941,307
Trans Union, LLC
Term Loan, 4.75%, Maturing February 12, 2018		30,443	30,813,533
Travelport LLC
Term Loan, 2.97%, Maturing August 23, 2013		595	592,608
Term Loan, 2.97%, Maturing August 23, 2013		154	153,053
Term Loan, 4.97%, Maturing August 21, 2015		20,702	18,938,853
Term Loan, 4.97%, Maturing August 21, 2015		25,941	23,731,557

See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Business Equipment and Services (continued)

Term Loan, 4.97%, Maturing August 21, 2015		8,217	$7,517,400
Term Loan, 5.18%, Maturing August 21, 2015	EUR	1,481	1,706,242
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		1,618	1,624,516
Term Loan, 6.00%, Maturing July 28, 2017		8,266	8,300,138
West Corporation
Term Loan, 4.49%, Maturing July 15, 2016		6,528	6,567,873
Term Loan, 4.60%, Maturing July 15, 2016		18,134	18,236,175

			$852,364,050

Cable and Satellite Television — 3.7%

Atlantic Broadband Finance, LLC
Term Loan, 5.25%, Maturing April 3, 2019		15,425	$15,547,120
BBHI Acquisition LLC
Term Loan, 4.50%, Maturing December 14, 2017		4,819	4,839,107
Bragg Communications Incorporated
Term Loan, 4.00%, Maturing February 28, 2018		4,750	4,762,112
Cequel Communications, LLC
Term Loan, 4.00%, Maturing February 14, 2019		56,800	56,274,600
Charter Communications Operating, LLC
Term Loan, 3.72%, Maturing September 6, 2016		28,477	28,515,671
Term Loan, 4.00%, Maturing May 15, 2019		11,025	11,013,975
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018		9,105	9,150,900
CSC Holdings, Inc.
Term Loan, 3.24%, Maturing March 29, 2016		23,226	23,156,462
Term Loan, 3.49%, Maturing March 29, 2016		3,584	3,578,563
Kabel Deutschland GMBH
Term Loan, 4.25%, Maturing February 1, 2019		14,825	14,880,594
Lavena Holdings 4 GmbH
Term Loan, 3.68%, Maturing March 6, 2015	EUR	2,822	3,231,368
Term Loan, 4.06%, Maturing March 4, 2016	EUR	2,822	3,231,368
MCC Iowa LLC
Term Loan, 1.95%, Maturing January 30, 2015		7,459	7,225,867
Term Loan, 1.95%, Maturing January 30, 2015		7,580	7,343,125
Mediacom Broadband LLC
Term Loan, 4.50%, Maturing October 23, 2017		10,095	10,107,806
Mediacom Illinois, LLC
Term Loan, 1.95%, Maturing January 30, 2015		18,846	18,186,416
Mediacom LLC
Term Loan, 4.50%, Maturing October 23, 2017		10,327	10,320,876
NDS Finance Limited
Term Loan, 4.00%, Maturing March 12, 2018		24,058	24,087,832
P7S1 Broadcasting Holding II B.V.
Term Loan, 3.52%, Maturing July 1, 2016	EUR	5,546	6,945,738
UPC Broadband Holding B.V.
Term Loan, 4.17%, Maturing December 31, 2016	EUR	37,765	48,896,203
Term Loan, 4.42%, Maturing December 29, 2017	EUR	2,000	2,604,380
UPC Financing Partnership
Term Loan, 3.74%, Maturing December 30, 2016		5,061	5,054,841
Term Loan, 3.74%, Maturing December 29, 2017		20,793	20,689,026
Term Loan, 4.75%, Maturing December 29, 2017		4,575	4,597,875
YPSO Holding SA
Term Loan, 3.90%, Maturing June 6, 2016(4)	EUR	3,336	3,938,890
Term Loan, 3.90%, Maturing June 6, 2016(4)	EUR	5,763	6,804,162

			$354,984,877

Chemicals and Plastics — 3.8%

AZ Chem US Inc.
Term Loan, 7.25%, Maturing December 22, 2017		14,507	$14,779,284
Celanese U.S. Holdings LLC
Term Loan, 3.44%, Maturing October 31, 2016	EUR	671	892,528
Chemtura Corp.
Term Loan, 5.50%, Maturing August 27, 2016		8,200	8,276,875
General Chemical Corporation
Term Loan, 5.00%, Maturing October 6, 2015		4,229	4,249,273
Harko C.V.
Term Loan, 5.75%, Maturing August 2, 2017		7,962	8,022,213
Term Loan, 6.25%, Maturing August 2, 2017	EUR	1,990	2,652,274
Houghton International, Inc.
Revolving Loan, 0.50%, Maturing January 30, 2016(2)		1,280	1,235,200
Revolving Loan, 2.20%, Maturing January 30, 2016(2)		320	308,800
Term Loan, 6.75%, Maturing January 29, 2016		14,901	14,975,738
Huntsman International, LLC
Term Loan, 2.55%, Maturing June 30, 2016		2,309	2,292,870
Term Loan, 2.85%, Maturing April 19, 2017		14,397	14,330,430
INEOS Holdings, Ltd.
Term Loan, 8.00%, Maturing December 16, 2014	EUR	2,233	3,117,241
Ineos US Finance LLC
Term Loan, 8.00%, Maturing December 16, 2014		2,419	2,515,404
Momentive Performance Materials GmbH
Term Loan, 3.90%, Maturing May 5, 2015	EUR	4,935	6,238,369
Momentive Performance Materials Inc.
Term Loan, 2.49%, Maturing December 4, 2013		4,750	4,712,394
Term Loan, 3.75%, Maturing May 29, 2015		7,700	7,353,500
Momentive Performance Materials USA Inc.
Term Loan, 3.75%, Maturing May 5, 2015		21,638	20,880,807
Momentive Specialty Chemicals Inc.
Term Loan, 2.50%, Maturing May 3, 2013		12,368	12,147,026
Term Loan, 4.00%, Maturing May 5, 2015		13,288	13,237,914
Term Loan, 4.25%, Maturing May 5, 2015		6,895	6,869,558
Term Loan, 4.25%, Maturing May 5, 2015		7,060	6,936,589
Term Loan, 4.31%, Maturing May 5, 2015		4,105	4,043,312
Term Loan, 4.54%, Maturing May 5, 2015	EUR	1,077	1,393,235

See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Chemicals and Plastics (continued)

Norit NV
Term Loan, 6.75%, Maturing July 7, 2017		16,666	$16,853,745
Omnova Solutions Inc.
Term Loan, 5.75%, Maturing May 31, 2017		15,063	15,137,905
PolyOne Corp.
Term Loan, 5.00%, Maturing December 20, 2017		10,577	10,643,358
Solutia, Inc.
Revolving Loan, 0.92%, Maturing March 17, 2015(2)		5,000	5,000,000
Term Loan, 3.50%, Maturing August 1, 2017		14,911	14,923,593
Sonneborn LLC
Term Loan, Maturing March 26, 2018(5)		6,630	6,696,300
Styron S.A.R.L, LLC
Term Loan, 6.00%, Maturing August 2, 2017		42,359	39,592,460
Taminco Global Chemical Corporation
Term Loan, 6.25%, Maturing February 15, 2019		4,550	4,604,031
Tronox Pigments (Netherlands) B.V.
Term Loan, 1.00%, Maturing February 8, 2018(2)		2,946	2,951,034
Term Loan, 4.25%, Maturing February 8, 2018		10,804	10,825,762
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		73,474	73,697,170

			$362,386,192

Clothing / Textiles — 0.0%(3)

Phillips-Van Heusen Corporation
Term Loan, 3.75%, Maturing May 6, 2016	EUR	609	$806,606
Warnaco Inc.
Term Loan, 3.75%, Maturing June 15, 2018		3,920	3,930,176

			$4,736,782

Conglomerates — 1.4%

Jason Incorporated
Term Loan, 8.25%, Maturing September 21, 2014		1,035	$1,034,841
Term Loan, 7.75%, Maturing September 22, 2014		2,562	2,549,602
Term Loan, 8.25%, Maturing September 22, 2014		415	413,607
Rexnord Corporation
Term Loan, 5.00%, Maturing April 2, 2018		38,329	38,736,681
RGIS Holdings LLC
Term Loan, 2.49%, Maturing April 30, 2014		923	915,617
Term Loan, 2.49%, Maturing April 30, 2014		19,795	19,646,621
Spectrum Brands, Inc.
Term Loan, 5.00%, Maturing June 17, 2016		27,698	27,833,356
Walter Energy, Inc.
Term Loan, 4.00%, Maturing April 2, 2018		48,650	48,710,550

			$139,840,875

Containers and Glass Products — 2.2%

Berry Plastics Corporation
Term Loan, 2.24%, Maturing April 3, 2015		29,293	$28,634,257
BWAY Corporation
Term Loan, 4.50%, Maturing February 23, 2018		2,796	2,806,720
Term Loan, 4.50%, Maturing February 23, 2018		29,494	29,604,893
Consolidated Container Company LLC
Term Loan, 2.50%, Maturing March 28, 2014		13,769	13,528,445
Hilex Poly Co. LLC
Term Loan, 11.25%, Maturing November 16, 2015		4,073	4,174,483
Pelican Products, Inc.
Term Loan, 5.00%, Maturing March 7, 2017		6,354	6,354,452
Reynolds Group Holdings Inc.
Term Loan, 6.50%, Maturing February 9, 2018		67,763	68,821,989
Term Loan, 6.50%, Maturing August 9, 2018		39,347	39,962,108
Sealed Air Corporation
Term Loan, 4.75%, Maturing October 3, 2018		4,102	4,153,232
Term Loan, 5.50%, Maturing October 3, 2018	EUR	983	1,311,915
TricorBraun, Inc.
Term Loan, 4.50%, Maturing July 31, 2013		1,590	1,584,226
Term Loan, Maturing May 10, 2018(5)		7,500	7,462,500

			$208,399,220

Cosmetics / Toiletries — 0.3%

Bausch & Lomb, Inc.
Term Loan, 3.49%, Maturing April 24, 2015		3,907	$3,908,760
Term Loan, 3.67%, Maturing April 24, 2015		17,662	17,671,874
Huish Detergents, Inc.
Term Loan, 2.24%, Maturing April 25, 2014		1,954	1,868,365
Prestige Brands, Inc.
Term Loan, 5.26%, Maturing January 31, 2019		5,387	5,429,478

			$28,878,477

Drugs — 0.8%

Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017		3,000	$2,964,999
Term Loan, 5.50%, Maturing February 10, 2017		20,868	20,691,857
Capsugel Holdings US, Inc.
Term Loan, 5.25%, Maturing August 1, 2018		13,112	13,267,507
Endo Pharmaceuticals Holdings Inc.
Term Loan, 4.00%, Maturing June 18, 2018		3,274	3,288,153
Warner Chilcott Company, LLC
Term Loan, 3.75%, Maturing March 17, 2016		316	316,060
Term Loan, 4.25%, Maturing March 15, 2018		8,342	8,375,497
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018		16,683	16,750,995
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018		11,470	11,516,309

			$77,171,377

See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value

Ecological Services and Equipment — 0.0%(3)

Big Dumpster Merger Sub, Inc.
Term Loan, 6.50%, Maturing February 5, 2013(4)	680	$612,911
Term Loan, 6.50%, Maturing February 5, 2013(4)	1,616	1,455,663
Envirotest Systems Holding Corp.
Term Loan - Second Lien, 15.50%, Maturing September 12, 2014(6)	136	139,832
Safety Kleen (SK Holdings)
Term Loan, 5.00%, Maturing February 17, 2017	2,493	2,502,405

		$4,710,811

Electronics / Electrical — 6.1%

Aeroflex Incorporated
Term Loan, 4.25%, Maturing May 9, 2018	13,399	$13,373,980
Aspect Software, Inc.
Term Loan, 6.25%, Maturing May 6, 2016	25,279	25,420,482
Attachmate Corporation
Term Loan, 6.50%, Maturing April 27, 2017	25,445	25,444,600
Cinedigm Digital Funding I, LLC
Term Loan, 5.25%, Maturing April 29, 2016	8,022	8,006,966
CommScope, Inc.
Term Loan, 4.25%, Maturing January 12, 2018	34,313	34,420,318
CPI International, Inc.
Term Loan, 5.00%, Maturing February 9, 2017	10,393	10,393,437
Dealer Computer Services, Inc.
Term Loan, 2.74%, Maturing April 21, 2016	2,339	2,333,586
Term Loan, 3.75%, Maturing April 20, 2018	18,321	18,343,666
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018	20,689	20,714,875
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018	33,673	33,767,534
Edwards (Cayman Islands II) Limited
Term Loan, 5.50%, Maturing May 31, 2016	8,401	8,390,711
Term Loan, 5.50%, Maturing May 31, 2016	17,736	17,713,368
FCI International
Term Loan, 3.62%, Maturing November 1, 2013	434	426,202
Term Loan, 3.62%, Maturing November 1, 2013	434	426,202
Term Loan, 3.62%, Maturing November 1, 2013	451	442,705
Term Loan, 3.62%, Maturing November 1, 2013	451	442,705
Term Loan, 3.62%, Maturing November 1, 2013	796	781,543
Term Loan, 3.62%, Maturing November 1, 2013	1,573	1,544,953
FCI International S.A.S.
Term Loan, 3.62%, Maturing November 1, 2013	1,916	1,881,842
Freescale Semiconductor, Inc.
Term Loan, 4.49%, Maturing December 1, 2016	42,483	41,752,374
InfoGroup Inc.
Term Loan, 5.75%, Maturing May 25, 2018	11,240	10,228,094
Microsemi Corporation
Term Loan, 4.00%, Maturing February 2, 2018	20,003	20,065,247
NeuStar, Inc.
Term Loan, 5.00%, Maturing November 8, 2018	11,642	11,772,467
Nxp B.V.
Term Loan, 4.50%, Maturing March 3, 2017	31,101	30,789,694
Term Loan, 5.50%, Maturing March 3, 2017	17,338	17,478,745
Term Loan, 5.25%, Maturing March 19, 2019	19,400	19,460,625
Oberthur Technologies
Term Loan, Maturing March 30, 2019(5)	6,700	6,574,375
Open Solutions, Inc.
Term Loan, 2.60%, Maturing January 23, 2014	9,873	9,545,581
Rocket Software, Inc.
Term Loan, 7.00%, Maturing February 8, 2018	5,262	5,288,122
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	2,750	2,756,875
Rovi Solutions Corporation
Term Loan, 4.00%, Maturing March 28, 2019	9,625	9,642,806
SafeNet Inc.
Term Loan, 2.74%, Maturing April 12, 2014	13,339	13,171,822
Semtech Corp.
Term Loan, 4.25%, Maturing March 15, 2017	4,825	4,837,062
Sensata Technologies Finance Company, LLC
Term Loan, 4.00%, Maturing May 11, 2018	39,693	39,781,118
Serena Software, Inc.
Term Loan, 4.47%, Maturing March 10, 2016	10,010	9,959,890
Term Loan, 5.00%, Maturing March 10, 2016	3,975	3,955,125
Shield Finance Co. S.A.R.L.
Term Loan, 7.75%, Maturing June 15, 2016	6,716	6,707,678
SkillSoft Corporation
Term Loan, 6.50%, Maturing May 26, 2017	3,632	3,668,067
Term Loan, 6.50%, Maturing May 26, 2017	4,914	4,962,680
Sophia, L.P.
Term Loan, 6.25%, Maturing July 19, 2018	16,400	16,690,411
Spansion LLC
Term Loan, 4.75%, Maturing February 9, 2015	8,927	8,966,390
Sunquest Information Systems, Inc.
Term Loan, 6.25%, Maturing December 16, 2016	13,821	13,855,114
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	10,175	10,211,006
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016	21,513	21,613,713
Web.com Group, Inc.
Term Loan, 7.00%, Maturing October 27, 2017	25,673	25,777,443

		$593,782,199

Equipment Leasing — 0.7%

BakerCorp International, Inc.
Term Loan, 4.75%, Maturing June 1, 2018	14,940	$14,995,636

See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Equipment Leasing (continued)

Delos Aircraft Inc.
Term Loan, 4.75%, Maturing April 12, 2016		15,050	$15,148,773
Flying Fortress Inc.
Term Loan, 5.00%, Maturing June 30, 2017		40,325	40,539,247

			$70,683,656

Farming / Agriculture — 0.1%

Wm. Bolthouse Farms, Inc.
Term Loan, 5.51%, Maturing February 11, 2016		11,599	$11,681,498

			$11,681,498

Financial Intermediaries — 3.8%

AmWINS Group, Inc.
Revolving Loan, 1.98%, Maturing June 8, 2012(2)		7,500	$7,306,500
Term Loan, 4.49%, Maturing June 8, 2013		12,408	12,400,336
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 8, 2017		15,504	15,658,788
August U.S. Holding Company, Inc.
Term Loan, Maturing April 27, 2018(5)		4,375	4,287,500
CB Richard Ellis Services, Inc.
Term Loan, 3.49%, Maturing March 5, 2018		7,975	7,957,167
Term Loan, 3.74%, Maturing September 4, 2019		549	548,160
Citco III Limited
Term Loan, 5.50%, Maturing June 29, 2018		25,418	25,290,885
First Data Corporation
Term Loan, 2.99%, Maturing September 24, 2014		18,401	17,636,033
Term Loan, 2.99%, Maturing September 24, 2014		19,812	18,981,087
Term Loan, 2.99%, Maturing September 24, 2014		24,983	23,944,673
Term Loan, 4.24%, Maturing March 23, 2018		15,843	14,468,144
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.25%, Maturing December 5, 2016		8,676	8,502,028
Hamilton Lane Advisors, LLC
Term Loan, 6.50%, Maturing February 23, 2018		8,800	8,822,000
Harbourvest Partners, LLC
Term Loan, 6.25%, Maturing December 16, 2016		8,673	8,716,454
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017		20,570	20,724,594
LPL Holdings, Inc.
Term Loan, Maturing March 23, 2017(5)		9,450	9,261,000
Term Loan, 4.00%, Maturing March 29, 2019		33,450	33,544,095
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017		8,808	8,852,480
MIP Delaware, LLC
Term Loan, 5.50%, Maturing July 12, 2018		7,793	7,880,602
Nuveen Investments, Inc.
Term Loan, 5.97%, Maturing May 12, 2017		43,459	43,594,792
Term Loan, 5.97%, Maturing May 13, 2017		21,731	21,798,895
Term Loan, 7.25%, Maturing May 13, 2017		6,250	6,316,406
RJO Holdings Corp.
Term Loan, 6.24%, Maturing December 10, 2015(6)		63	51,598
Term Loan, 6.99%, Maturing December 10, 2015(6)		1,990	1,558,851
RPI Finance Trust
Term Loan, 4.00%, Maturing May 9, 2018		29,579	29,714,103
Vantiv, LLC
Term Loan, 3.75%, Maturing February 27, 2019		5,486	5,485,714

			$363,302,885

Food Products — 4.3%

American Seafoods Group LLC
Term Loan, 4.25%, Maturing March 8, 2018		10,126	$9,885,697
BL Marketing, Ltd. (Weetabix)
Term Loan, 4.70%, Maturing December 31, 2015	GBP	2,625	4,258,335
Term Loan, 7.65%, Maturing June 30, 2017	GBP	2,500	3,935,532
Dean Foods Company
Term Loan, 1.74%, Maturing April 2, 2014		29,651	29,567,985
Term Loan, 3.24%, Maturing April 2, 2014		1,751	1,752,475
Del Monte Foods Company
Term Loan, 4.50%, Maturing March 8, 2018		95,630	95,091,944
Dole Food Company Inc.
Term Loan, 5.04%, Maturing July 6, 2018		13,105	13,196,861
Farley’s & Sathers Candy Company, Inc.
Term Loan, 6.50%, Maturing March 30, 2018		9,356	9,426,105
High Liner Foods Incorporated
Term Loan, 7.00%, Maturing January 3, 2018		9,651	9,723,194
JBS USA Holdings Inc.
Term Loan, 4.25%, Maturing May 25, 2018		29,301	29,337,858
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		25,700	25,790,640
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017		71,059	71,258,501
Pierre Foods, Inc.
Term Loan, 7.00%, Maturing September 30, 2016		20,577	20,693,183
Pinnacle Foods Finance LLC
Revolving Loan, 0.83%, Maturing April 2, 2013(2)		4,000	3,820,000
Term Loan, 2.77%, Maturing April 2, 2014		37,859	37,929,974
Term Loan, 4.75%, Maturing October 17, 2018		3,375	3,395,392
Solvest Ltd.
Term Loan, 5.03%, Maturing July 6, 2018		23,451	23,615,473
United Biscuits (UK), Ltd.
Term Loan - Second Lien, 4.71%, Maturing June 15, 2016	GBP	1,500	2,273,074
Windsor Quality Food Co., Ltd.
Term Loan, 5.00%, Maturing February 16, 2017		21,054	20,317,110

			$415,269,333

See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Food Service — 4.0%

Aramark Corporation
Term Loan, 3.40%, Maturing July 26, 2016		4,574	$4,569,192
Term Loan, 3.40%, Maturing July 26, 2016		3,254	3,249,282
Term Loan, 3.49%, Maturing July 26, 2016		48,317	48,268,342
Term Loan, 3.65%, Maturing July 26, 2016		19,105	19,076,922
Term Loan, 3.72%, Maturing July 26, 2016		950	945,250
Buffets, Inc.
DIP Term Loan, 10.50%, Maturing June 16, 2016		1,693	1,684,613
DIP Term Loan, 11.25%, Maturing June 16, 2016		1,091	1,085,563
Term Loan, 0.00%, Maturing April 21, 2015(7)		9,206	4,188,928
Term Loan, 0.00%, Maturing April 22, 2015(6)(7)		1,258	603,628
Burger King Corporation
Term Loan, 4.50%, Maturing October 19, 2016		62,930	63,205,410
DineEquity, Inc.
Term Loan, 4.25%, Maturing October 19, 2017		21,318	21,395,959
Dunkin’ Brands, Inc.
Term Loan, 4.00%, Maturing November 23, 2017		50,254	50,383,652
NPC International, Inc.
Term Loan, 5.25%, Maturing December 28, 2018		7,875	7,934,062
OSI Restaurant Partners, LLC
Term Loan, 2.60%, Maturing June 14, 2013		6,636	6,566,392
Term Loan, 2.56%, Maturing June 14, 2014		70,786	70,045,342
Sagittarius Restaurants, LLC
Term Loan, 7.51%, Maturing May 18, 2015		7,213	7,257,735
Selecta
Term Loan, 2.47%, Maturing July 2, 2015	CHF	18,405	17,083,772
SSP Financing, Ltd.
Term Loan, 2.50%, Maturing December 17, 2016		5,115	4,322,536
U.S. Foodservice, Inc.
Term Loan, 2.74%, Maturing July 3, 2014		35,975	35,442,728
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing March 12, 2019		15,375	15,406,965

			$382,716,273

Food / Drug Retailers — 3.5%

Alliance Boots Holdings Limited
Term Loan, 3.32%, Maturing July 9, 2015	EUR	20,814	$26,156,314
Term Loan, 3.58%, Maturing July 9, 2015	GBP	29,000	43,593,116
General Nutrition Centers, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		54,295	54,485,033
Iceland Foods Group Limited
Term Loan, Maturing April 12, 2019(5)	EUR	11,950	15,933,565
Landry’s, Inc.
Term Loan, 6.50%, Maturing April 24, 2018		17,050	17,073,972
Rite Aid Corporation
Term Loan, 2.00%, Maturing June 4, 2014		68,472	67,616,461
Term Loan, 4.50%, Maturing March 2, 2018		36,561	36,378,588
Roundy’s Supermarkets, Inc.
Term Loan, 5.75%, Maturing February 8, 2019		11,850	11,971,463
Sprouts Farmers Markets Holdings, LLC
Term Loan, Maturing April 20, 2018(5)		9,475	9,427,625
Supervalu Inc.
Term Loan, 4.50%, Maturing April 28, 2018		54,680	54,877,894

			$337,514,031

Forest Products — 0.0%(3)

Xerium Technologies, Inc.
Term Loan, 5.50%, Maturing May 22, 2017		4,062	$4,041,411

			$4,041,411

Health Care — 12.1%

1-800 Contacts, Inc.
Term Loan, 7.70%, Maturing March 4, 2015		7,571	$7,646,672
Alere, Inc.
Term Loan, 4.75%, Maturing June 30, 2017		5,525	5,521,547
Term Loan, 4.75%, Maturing June 30, 2017		6,883	6,884,182
Term Loan, 4.75%, Maturing June 30, 2017		31,765	31,771,982
Alliance Healthcare Services, Inc.
Term Loan, 7.25%, Maturing June 1, 2016		11,841	11,367,045
Ardent Medical Services, Inc.
Term Loan, 6.50%, Maturing September 15, 2015		21,432	21,512,427
Aveta, Inc.
Term Loan, 8.50%, Maturing April 4, 2017		8,025	8,014,969
Term Loan, 8.50%, Maturing April 4, 2017		8,025	8,014,969
Biomet Inc.
Term Loan, 3.37%, Maturing March 25, 2015		57,920	57,807,163
CareStream Health, Inc.
Term Loan, 5.00%, Maturing February 25, 2017		21,948	21,454,480
Catalent Pharma Solutions
Term Loan, 4.24%, Maturing September 15, 2016		15,162	15,190,329
Term Loan, 5.25%, Maturing September 15, 2017		13,531	13,573,535
CDRL MS, Inc.
Term Loan, 6.75%, Maturing September 30, 2016		6,814	6,836,772
Community Health Systems, Inc.
Term Loan, 2.63%, Maturing July 25, 2014		72,428	71,899,515
Term Loan, 3.99%, Maturing January 25, 2017		28,446	28,159,443
ConMed Corporation
Term Loan, 1.74%, Maturing April 12, 2013		141	138,706
Convatec Inc.
Term Loan, 5.75%, Maturing December 22, 2016		13,133	13,157,708
CRC Health Corporation
Term Loan, 4.97%, Maturing November 16, 2015		29,501	27,178,078
Dako EQT Project Delphi
Term Loan, 2.80%, Maturing May 31, 2016	EUR	3,099	3,722,139
Term Loan, 2.47%, Maturing June 12, 2016		1,568	1,408,857

See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Health Care (continued)

DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		10,623	$10,673,029
DJO Finance LLC
Term Loan, 5.24%, Maturing November 1, 2016		13,095	13,088,342
Term Loan, 6.25%, Maturing September 15, 2017		11,050	11,102,488
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018		28,558	27,031,831
Emdeon Business Services, LLC
Term Loan, 5.00%, Maturing November 2, 2018		9,550	9,643,113
Emergency Medical Services Corporation
Term Loan, 5.25%, Maturing May 25, 2018		31,302	31,446,774
Fenwal, Inc.
Term Loan, 2.74%, Maturing February 28, 2014		477	468,084
Term Loan, 2.74%, Maturing February 28, 2014		2,782	2,729,484
Grifols Inc.
Term Loan, 4.50%, Maturing June 1, 2017		44,878	45,039,252
Hanger Orthopedic Group, Inc.
Term Loan, 4.01%, Maturing December 1, 2016		19,812	19,696,456
HCA, Inc.
Term Loan, 3.72%, Maturing March 31, 2017		54,269	53,537,799
Term Loan, 3.49%, Maturing May 1, 2018		42,850	42,207,264
Health Management Associates, Inc.
Term Loan, 4.50%, Maturing November 16, 2018		36,309	36,377,261
Iasis Healthcare LLC
Term Loan, 5.00%, Maturing May 3, 2018		12,095	12,144,350
Immucor, Inc.
Term Loan, 7.25%, Maturing August 17, 2018		8,458	8,563,219
inVentiv Health, Inc.
Term Loan, 6.50%, Maturing August 4, 2016		35,498	33,678,298
Term Loan, 6.75%, Maturing May 15, 2018		15,806	15,035,041
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018		14,681	14,130,860
Kinetic Concepts, Inc.
Term Loan, 7.00%, Maturing May 4, 2018		53,865	55,076,962
Lifepoint Hospitals, Inc.
Term Loan, 3.24%, Maturing April 15, 2015		11,748	11,770,366
MedAssets, Inc.
Term Loan, 5.25%, Maturing November 16, 2016		23,318	23,531,554
Medpace, Inc.
Term Loan, 6.50%, Maturing June 16, 2017		11,563	11,273,559
Multiplan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017		65,475	65,426,268
Pharmaceutical Product Development, Inc.
Term Loan, 6.25%, Maturing December 5, 2018		23,366	23,641,484
Prime Healthcare Services, Inc.
Term Loan, 7.50%, Maturing April 28, 2015		26,188	26,057,477
Radnet Management, Inc.
Term Loan, 5.75%, Maturing April 6, 2016		22,842	22,755,844
Select Medical Corporation
Term Loan, 5.50%, Maturing June 1, 2018		38,658	37,723,630
Sunrise Medical Holdings B.V.
Term Loan, 6.75%, Maturing May 13, 2014	EUR	2,019	2,584,280
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		22,778	22,760,085
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016		22,379	22,434,849
Valeant Pharmaceuticals International
Term Loan, 3.75%, Maturing February 8, 2019		11,825	11,820,175
Vanguard Health Holding Co II., LLC
Term Loan, 5.00%, Maturing January 29, 2016		24,633	24,825,524
VWR Funding, Inc.
Term Loan, 2.74%, Maturing June 30, 2014		55,731	55,533,700

			$1,165,069,220

Home Furnishings — 0.4%

Hunter Fan Company
Term Loan, 2.74%, Maturing April 16, 2014		2,748	$2,578,250
National Bedding Company LLC
Term Loan, 4.00%, Maturing November 28, 2013		26,285	26,334,227
Term Loan - Second Lien, 5.25%, Maturing February 28, 2014		4,500	4,483,125
Oreck Corporation
Term Loan - Second Lien, 3.97%, Maturing March 19, 2016(6)		797	717,723
Sofia III S.a.r.l.
Term Loan, 2.90%, Maturing June 24, 2016	EUR	3,348	3,862,736

			$37,976,061

Industrial Equipment — 1.5%

Colfax Corporation
Term Loan, 4.50%, Maturing January 11, 2019		18,511	$18,593,611
Excelitas Technologies Corp.
Term Loan, 4.75%, Maturing November 23, 2016		5,910	5,850,900
Generac Power Systems
Term Loan, 3.75%, Maturing February 8, 2019		5,475	5,475,000
Grede LLC
Term Loan, 7.00%, Maturing April 3, 2017		9,675	9,626,625
Husky Injection Molding Systems Ltd
Term Loan, 6.55%, Maturing June 29, 2018		10,444	10,548,074
Kinetek Acquistions Corporation
Term Loan, 2.75%, Maturing November 11, 2013		277	277,807
Term Loan, 2.75%, Maturing November 11, 2013		2,732	2,739,079
Kion Group GMBH
Term Loan, 3.49%, Maturing December 23, 2014(4)		11,849	10,922,072
Term Loan, 4.15%, Maturing December 23, 2014(4)	EUR	454	559,215
Term Loan, 3.65%, Maturing December 29, 2014(4)	EUR	597	734,171

See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Industrial Equipment (continued)

Term Loan, 3.99%, Maturing December 23, 2015(4)		11,849	$10,922,072
Term Loan, 4.15%, Maturing December 29, 2015(4)	EUR	428	526,164
Term Loan, 4.15%, Maturing December 29, 2015(4)	EUR	578	711,257
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		5,872	5,879,590
MX USA, Inc.
Term Loan, Maturing April 28, 2017(5)		6,775	6,673,375
Polypore, Inc.
Revolving Loan, 0.50%, Maturing July 3, 2013(2)		2,000	1,860,000
Term Loan, 2.24%, Maturing July 3, 2014		7,302	7,220,298
Term Loan, 2.35%, Maturing July 3, 2014	EUR	1,062	1,377,080
Schaeffler AG
Term Loan, 6.00%, Maturing January 27, 2017		13,750	13,835,938
Tank Intermediate Holding Corp.
Term Loan, 4.75%, Maturing April 15, 2016		7,811	7,821,085
Terex Corp.
Term Loan, 6.00%, Maturing April 28, 2017	EUR	9,950	13,211,977
Unifrax Corporation
Term Loan, 7.00%, Maturing November 28, 2018		4,539	4,598,194

			$139,963,584

Insurance — 2.5%

Alliant Holdings I, Inc.
Term Loan, 3.47%, Maturing August 21, 2014		22,790	$22,844,075
Term Loan, 6.75%, Maturing August 21, 2014		3,816	3,863,507
Applied Systems, Inc
Term Loan, 5.51%, Maturing December 8, 2016		8,279	8,284,142
Asurion LLC
Term Loan, 5.50%, Maturing May 24, 2018		86,672	86,943,192
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019		16,000	16,298,000
CCC Information Services, Inc.
Term Loan, 5.50%, Maturing November 11, 2015		12,125	12,225,521
CNO Financial Group, Inc.
Term Loan, 6.25%, Maturing September 30, 2016		12,075	12,173,430
Hub International Limited
Term Loan, 2.97%, Maturing June 13, 2014		3,270	3,264,420
Term Loan, 2.97%, Maturing June 13, 2014		18,808	18,743,061
Term Loan, 6.75%, Maturing June 13, 2014		3,437	3,468,350
Sedgwick CMS Holdings, Inc.
Term Loan, 5.00%, Maturing December 30, 2016		5,458	5,471,336
Towergate Finance, PLC
Term Loan, 6.50%, Maturing August 4, 2017	GBP	10,250	15,359,388
USI Holdings Corporation
Term Loan, 2.74%, Maturing May 5, 2014		26,348	25,931,279
Term Loan, 7.00%, Maturing May 5, 2014		3,900	3,934,027

			$238,803,728

Leisure Goods / Activities / Movies — 3.7%

Alpha D2 Limited
Term Loan, Maturing April 28, 2017(5)		23,550	$23,314,500
AMC Entertainment, Inc.
Term Loan, 3.49%, Maturing December 15, 2016		26,747	26,720,636
Term Loan, 4.25%, Maturing February 22, 2018		11,746	11,743,730
AMC Networks Inc.
Term Loan, 4.00%, Maturing December 31, 2018		11,788	11,788,194
Bombardier Recreational Products, Inc.
Term Loan, 4.49%, Maturing June 28, 2016		39,837	39,870,327
Cedar Fair, L.P.
Term Loan, 4.00%, Maturing December 15, 2017		27,698	27,810,803
Cinemark USA, Inc.
Term Loan, 3.57%, Maturing April 29, 2016		8,238	8,283,034
Clubcorp Club Operations, Inc.
Term Loan, 6.00%, Maturing November 30, 2016		10,913	10,978,671
Fender Musical Instruments Corp.
Term Loan, 2.49%, Maturing June 9, 2014		1,066	1,047,492
Term Loan, 2.49%, Maturing June 9, 2014		3,717	3,651,718
Kasima, LLC
Term Loan, 5.00%, Maturing March 10, 2015		15,000	15,056,250
Term Loan, 5.00%, Maturing March 31, 2017		11,907	11,952,101
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016		36,617	36,677,880
Merlin Entertainment Group Luxembourg 2 S.a.r.l.
Term Loan, 4.49%, Maturing July 21, 2017		14,545	14,488,321
Regal Cinemas, Inc.
Term Loan, 3.37%, Maturing August 23, 2017		9,833	9,842,942
Revolution Studios Distribution Company, LLC
Term Loan, 3.99%, Maturing December 21, 2014		4,774	3,628,121
SeaWorld Parks & Entertainment, Inc.
Term Loan, 2.99%, Maturing February 17, 2016		6,029	6,028,660
Term Loan, 4.00%, Maturing August 17, 2017		7,525	7,547,575
Term Loan, 4.00%, Maturing August 17, 2017		24,899	24,973,259
Six Flags Theme Parks, Inc.
Term Loan, 4.25%, Maturing December 20, 2018		34,800	34,884,286
Town Sports International Inc.
Term Loan, 7.00%, Maturing May 11, 2018		11,742	11,903,526
Zuffa LLC
Term Loan, 2.25%, Maturing June 19, 2015		10,808	10,501,784

			$352,693,810

Lodging and Casinos — 1.7%

Affinity Gaming, LLC
Term Loan, 10.00%, Maturing December 31, 2015		3,526	$3,609,982
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 13, 2018		10,503	10,565,255

See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Lodging and Casinos (continued)

Caesars Entertainment Operating Company
Term Loan, 9.50%, Maturing October 31, 2016		9,775	$10,073,138
Term Loan, 5.49%, Maturing January 26, 2018		49,603	45,466,331
Gala Group LTD
Term Loan, 5.69%, Maturing May 30, 2018	GBP	26,200	36,425,458
Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing November 1, 2013		6,447	6,489,658
Las Vegas Sands LLC
Term Loan, 1.85%, Maturing May 23, 2014		1,338	1,334,072
Term Loan, 1.85%, Maturing May 23, 2014		6,523	6,502,886
Term Loan, 2.85%, Maturing November 23, 2016		4,869	4,805,376
Term Loan, 2.85%, Maturing November 23, 2016		9,539	9,410,795
LodgeNet Entertainment Corporation
Term Loan, 6.50%, Maturing April 4, 2014		6,492	5,907,995
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019		9,303	9,327,767
Quidnax AB
Term Loan, 3.83%, Maturing April 27, 2015	EUR	4,725	5,649,365
Term Loan, 4.21%, Maturing June 30, 2016	EUR	4,725	5,649,365

			$161,217,443

Nonferrous Metals / Minerals — 1.1%

Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017		48,510	$48,685,789
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 24, 2019		12,050	12,170,500
Novelis, Inc.
Term Loan, 4.00%, Maturing March 10, 2017		7,960	7,976,222
Term Loan, 4.00%, Maturing March 10, 2017		15,585	15,616,534
Oxbow Carbon and Mineral Holdings LLC
Term Loan, 3.85%, Maturing May 8, 2016		14,976	15,069,453
Preferred Sands Holding Company, LLC
Term Loan, 7.50%, Maturing December 15, 2016		8,554	8,489,411

			$108,007,909

Oil and Gas — 2.3%

Buffalo Gulf Coast Terminals LLC
Term Loan, 7.50%, Maturing October 31, 2017		6,841	$6,840,625
CCS Corporation
Term Loan, 6.50%, Maturing October 17, 2014		6,509	6,562,983
Term Loan, 3.24%, Maturing November 14, 2014		3,061	2,992,193
Term Loan, 3.24%, Maturing November 14, 2014		12,381	12,102,017
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015		2,422	2,448,850
Term Loan, 9.00%, Maturing June 23, 2017		22,856	23,313,525
Crestwood Holdings LLC
Term Loan, 9.75%, Maturing March 26, 2018		13,225	13,472,969
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 21, 2017		33,700	33,350,969
Frac Tech International LLC
Term Loan, 6.25%, Maturing May 6, 2016		23,024	22,237,152
Gibson Energy
Term Loan, 5.75%, Maturing June 15, 2018		27,790	28,002,760
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018		22,935	23,003,233
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015		34,539	34,970,868
Sheridan Production Partners I, LLC
Term Loan, 6.50%, Maturing April 20, 2017		764	765,942
Term Loan, 6.50%, Maturing April 20, 2017		1,250	1,253,987
Term Loan, 6.50%, Maturing April 20, 2017		9,437	9,463,470

			$220,781,543

Publishing — 3.6%

Ascend Learning
Term Loan, 7.00%, Maturing December 6, 2016		20,138	$20,255,483
Aster Zweite Beteiligungs GmbH
Term Loan, 5.72%, Maturing December 31, 2014		959	878,307
Term Loan, 5.72%, Maturing December 31, 2014		2,491	2,281,878
Term Loan, 5.72%, Maturing December 31, 2014		7,273	6,661,722
Term Loan, 5.72%, Maturing December 31, 2014		9,809	8,984,638
Term Loan, 5.72%, Maturing December 31, 2014		13,060	11,963,395
Term Loan, 5.97%, Maturing December 31, 2014	EUR	719	886,012
Term Loan, 5.97%, Maturing December 31, 2014	EUR	1,235	1,522,993
Term Loan, 5.97%, Maturing December 31, 2014	EUR	2,435	3,001,800
Term Loan, 6.06%, Maturing December 31, 2013		24	23,709
Term Loan, 6.06%, Maturing December 31, 2013		43	42,073
Black Press US Partnership
Term Loan, 2.49%, Maturing August 2, 2013		857	800,931
Term Loan, 2.49%, Maturing August 2, 2013		1,411	1,319,180
Cengage Learning Acquisitions, Inc.
Term Loan, 2.49%, Maturing July 3, 2014		23,941	21,961,930
GateHouse Media Operating, Inc.
Term Loan, 2.24%, Maturing August 28, 2014		4,841	1,468,793
Term Loan, 2.24%, Maturing August 28, 2014		15,423	4,680,005
Term Loan, 2.49%, Maturing August 28, 2014		9,206	2,793,550
Getty Images, Inc.
Term Loan, 4.22%, Maturing November 13, 2015		6,550	6,590,102
Term Loan, 5.25%, Maturing November 7, 2016		43,838	44,127,634
Instant Web, Inc.
Term Loan, 3.61%, Maturing August 7, 2014		1,640	1,484,220
Term Loan, 3.61%, Maturing August 7, 2014		15,733	14,238,042
Interactive Data Corp.
Term Loan, 4.50%, Maturing February 12, 2018		34,219	34,364,724
Lamar Media Corp.
Term Loan, 2.75%, Maturing December 31, 2015		2,144	2,132,872

See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Publishing (continued)

Laureate Education, Inc.
Term Loan, 5.25%, Maturing August 15, 2018		69,914	$69,116,415
Medianews Group
Term Loan, 8.50%, Maturing March 19, 2014		1,473	1,435,945
Merrill Communications, LLC
Term Loan, 7.75%, Maturing December 24, 2012		11,854	11,212,131
Nelson Education Ltd.
Term Loan, 2.97%, Maturing July 3, 2014		277	246,818
Newspaper Holdings Inc.
Term Loan, 2.00%, Maturing July 24, 2014		17,229	14,761,564
Nielsen Finance LLC
Term Loan, 2.24%, Maturing August 9, 2013		5,741	5,750,822
Term Loan, 3.49%, Maturing May 2, 2016		35,405	35,471,339
Term Loan, 3.99%, Maturing May 2, 2016		3,733	3,753,004
SGS International, Inc.
Term Loan, 3.74%, Maturing September 30, 2013		883	885,259
Term Loan, 3.74%, Maturing September 30, 2013		1,785	1,789,173
Source Interlink Companies, Inc.
Term Loan, 10.75%, Maturing June 18, 2012		1,627	1,633,517
Term Loan, 10.75%, Maturing June 18, 2013		4,002	3,861,619
Term Loan, 15.00%, Maturing March 18, 2014(4)(6)		1,735	1,036,792
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 28, 2014		947	866,676
Term Loan, 8.00%, Maturing September 29, 2014		841	770,378

			$345,055,445

Radio and Television — 3.0%

Clear Channel Communication
Term Loan, 3.89%, Maturing January 28, 2016		16,634	$13,425,096
Cumulus Media, Inc.
Term Loan, 5.75%, Maturing September 17, 2018		62,187	62,866,461
Entercom Radio, LLC
Term Loan, 6.28%, Maturing November 23, 2018		6,570	6,643,912
Foxco Acquisition Sub, LLC
Term Loan, 4.75%, Maturing July 14, 2015		18,166	18,251,263
Gray Television, Inc.
Term Loan, 3.75%, Maturing December 31, 2014		2,570	2,560,961
Hubbard Radio, LLC
Term Loan, 5.25%, Maturing April 28, 2017		5,108	5,146,137
LIN Television Corp.
Term Loan, 5.00%, Maturing December 21, 2018		6,958	7,001,047
Local TV Finance, LLC
Term Loan, 4.24%, Maturing May 7, 2015		11,608	11,605,603
Mission Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		3,746	3,754,899
Nexstar Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		10,808	10,835,418
Radio One, Inc.
Term Loan, 7.50%, Maturing March 31, 2016		9,856	9,757,035
Raycom TV Broadcasting, Inc.
Term Loan, 4.50%, Maturing May 31, 2017		12,580	12,517,038
Sinclair Television Group Inc.
Term Loan, 4.00%, Maturing October 28, 2016		8,771	8,809,310
Tyrol Acquisitions 2 SAS
Term Loan, 4.58%, Maturing October 6, 2013	EUR	5,000	5,731,622
Term Loan, 4.40%, Maturing January 29, 2016	EUR	2,750	3,156,335
Term Loan, 4.40%, Maturing January 29, 2016	EUR	2,750	3,156,335
Term Loan, 4.40%, Maturing January 29, 2016	EUR	7,800	8,952,513
Term Loan, 4.40%, Maturing January 29, 2016	EUR	7,800	8,952,513
Univision Communications Inc.
Term Loan, 2.24%, Maturing September 29, 2014		7,816	7,709,919
Term Loan, 4.49%, Maturing March 31, 2017		66,036	61,764,609
Weather Channel
Term Loan, 4.25%, Maturing February 13, 2017		15,662	15,753,622

			$288,351,648

Rail Industries — 0.1%

RailAmerica, Inc.
Term Loan, 4.00%, Maturing March 1, 2019		9,325	$9,365,797

			$9,365,797

Retailers (Except Food and Drug) — 3.8%

99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019		16,071	$16,140,013
AMSCAN Holdings, Inc.
Term Loan, 6.75%, Maturing December 4, 2017		16,711	16,815,366
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018		17,470	17,338,925
Harbor Freight Tools USA, Inc.
Term Loan, 7.25%, Maturing December 22, 2017		26,367	26,586,333
J Crew Group, Inc.
Term Loan, 4.75%, Maturing March 7, 2018		43,662	43,334,866
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 19, 2018		27,859	27,859,422
Michaels Stores, Inc.
Term Loan, 5.00%, Maturing July 29, 2016		4,629	4,663,138
Term Loan, 5.00%, Maturing July 29, 2016		24,092	24,271,040
Neiman Marcus Group, Inc. (The)
Term Loan, 4.75%, Maturing May 16, 2018		41,075	41,169,144
Petco Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017		34,692	34,782,040
Pilot Travel Centers LLC
Term Loan, 4.25%, Maturing March 30, 2018		14,692	14,767,702
Savers, Inc.
Term Loan, 4.25%, Maturing March 3, 2017		16,750	16,875,571
ServiceMaster Company
Term Loan, 2.74%, Maturing July 24, 2014		3,245	3,217,285
Term Loan, 2.80%, Maturing July 24, 2014		34,461	34,163,849

See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Retailers (Except Food and Drug) (continued)

Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		20,266	$20,022,568
Vivarte SA
Term Loan, 2.94%, Maturing March 9, 2015	EUR	86	96,308
Term Loan, 2.94%, Maturing March 9, 2015	EUR	336	374,496
Term Loan, 2.94%, Maturing March 9, 2015	EUR	9,880	11,001,946
Term Loan, 3.57%, Maturing March 8, 2016	EUR	86	96,299
Term Loan, 3.57%, Maturing March 8, 2016	EUR	336	374,496
Term Loan, 3.57%, Maturing March 8, 2016	EUR	9,880	11,001,946
Term Loan - Second Lien, 4.57%, Maturing September 8, 2016	EUR	13	10,954
Term Loan - Second Lien, 4.57%, Maturing September 8, 2016	EUR	88	76,675
Term Loan - Second Lien, 4.57%, Maturing September 8, 2016	EUR	900	788,661

			$365,829,043

Steel — 0.3%

JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		23,152	$23,325,770
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		7,818	7,837,980

			$31,163,750

Surface Transport — 0.9%

Hertz Corporation, (The)
Term Loan, 3.75%, Maturing March 9, 2018		29,150	$28,475,906
Term Loan, 3.75%, Maturing March 9, 2018		38,035	38,038,502
Swift Transportation Co. Inc.
Term Loan, 3.99%, Maturing December 21, 2016		1,313	1,319,883
Term Loan, 5.00%, Maturing December 21, 2017		22,642	22,882,356

			$90,716,647

Telecommunications — 3.9%

Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016		14,047	$12,979,601
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		6,873	6,873,063
Crown Castle International Corporation
Term Loan, 4.00%, Maturing January 31, 2019		25,262	25,320,901
ERC Luxembourg Holdings Limited
Term Loan, 3.28%, Maturing September 30, 2014(4)	EUR	5,387	4,512,488
Term Loan, 3.53%, Maturing September 30, 2015(4)	EUR	5,389	4,514,776
Intelsat Jackson Holdings S.A.
Term Loan, 5.25%, Maturing April 2, 2018		97,837	98,488,965
IPC Systems, Inc.
Term Loan, 2.67%, Maturing May 31, 2014		4,126	4,064,111
Term Loan, 3.28%, Maturing May 31, 2014	GBP	316	504,736
Macquarie UK Broadcast Limited
Term Loan, 2.94%, Maturing July 1, 2014	GBP	6,000	8,873,204
Term Loan, 3.19%, Maturing December 1, 2014	GBP	14,352	21,225,068
MetroPCS Wireless, Inc.
Term Loan, 4.07%, Maturing November 3, 2016		1,995	1,989,736
Term Loan, 4.00%, Maturing March 16, 2018		80,079	79,478,348
Midcontinent Communications
Term Loan, 4.00%, Maturing December 30, 2016		8,762	8,705,101
NTELOS Inc.
Term Loan, 4.00%, Maturing August 7, 2015		4,697	4,700,746
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		12,555	12,562,972
Syniverse Technologies, Inc.
Term Loan, 5.00%, Maturing April 23, 2019		21,950	22,032,313
Telesat LLC
Term Loan, 4.25%, Maturing March 26, 2019		47,275	47,297,172
TowerCo Finance LLC
Term Loan, 4.50%, Maturing February 2, 2017		9,009	9,054,045

			$373,177,346

Utilities — 1.9%

AES Corporation
Term Loan, 4.25%, Maturing June 1, 2018		29,727	$29,860,317
BRSP, LLC
Term Loan, 7.50%, Maturing June 4, 2014		8,497	8,582,045
Calpine Corporation
Term Loan, 4.50%, Maturing April 2, 2018		12,704	12,733,778
Term Loan, 4.50%, Maturing April 2, 2018		30,909	30,983,643
Covanta Energy Corporation
Term Loan, 4.00%, Maturing March 23, 2019		4,800	4,818,000
Dynegy Midwest Generation LLC
Term Loan, 9.25%, Maturing August 4, 2016		9,459	9,718,850
Dynegy Power, LLC
Term Loan, 9.25%, Maturing August 4, 2016		12,736	13,378,111
Equipower Resources Holdings LLC
Term Loan, 5.75%, Maturing January 26, 2018		5,131	4,836,408
Invenergy LLC
Term Loan, 9.00%, Maturing November 21, 2017		8,928	9,039,220
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018		34,757	34,874,200
Texas Competitive Electric Holdings Company, LLC
Term Loan, 4.74%, Maturing October 10, 2017		45,113	24,830,740

			$183,655,312

Total Senior Floating-Rate Interests
(identified cost $9,139,768,737)			$9,113,748,701

See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

Corporate Bonds & Notes — 2.0%

		Principal
		Amount*
Security		(000’s omitted)	Value

Building and Development — 0.0%(3)

Calcipar SA, Sr. Notes
6.875%, 5/1/18(8)		4,000	$4,120,000

			$4,120,000

Chemicals and Plastics — 0.4%

Hexion US Finance Corp., Sr. Notes
6.625%, 4/15/20(8)		2,000	$2,100,000
Ineos Finance PLC, Sr. Notes
7.25%, 2/15/19(8)(9)	EUR	8,000	10,642,551
8.375%, 2/15/19(8)		15,250	16,393,750
7.50%, 5/1/20(8)		9,525	9,525,000
Polymer Group, Inc., Sr. Notes
7.75%, 2/1/19		5,000	5,362,500

			$44,023,801

Diversified Manufacturing Operations — 0.1%

Matalan Finance PLC, Sr. Notes
8.875%, 4/29/16(10)	GBP	6,500	$9,124,754

			$9,124,754

Ecological Services and Equipment — 0.0%(3)

Environmental Systems Product Holdings, Inc., Jr. Notes
18.00%, 3/31/15(6)		149	$126,454

			$126,454

Electronics / Electrical — 0.0%(3)

NXP BV/NXP Funding, LLC
3.217%, 10/15/13(9)		75	$75,281

			$75,281

Equipment Leasing — 0.1%

International Lease Finance Corp., Sr. Notes
6.75%, 9/1/16(8)		2,325	$2,522,625
7.125%, 9/1/18(8)		2,325	2,569,125

			$5,091,750

Financial Intermediaries — 0.2%

UPCB Finance II, Ltd., Sr. Notes
6.375%, 7/1/20(8)	EUR	6,500	$8,431,971
UPCB Finance III, Ltd., Sr. Notes
6.625%, 7/1/20(8)		9,000	9,180,000

			$17,611,971

Health Care — 0.0%(3)

Accellent, Inc., Sr. Notes
8.375%, 2/1/17		3,000	$3,041,250

			$3,041,250

Leisure Goods / Activities / Movies — 0.2%

NAI Entertainment Holdings, LLC, Sr. Notes
8.25%, 12/15/17(8)		7,500	$8,306,250
National CineMedia, LLC, Sr. Notes
6.00%, 4/15/22(8)		8,250	8,435,625

			$16,741,875

Lodging and Casinos — 0.3%

Caesars Entertainment Operating Co., Sr. Notes
8.50%, 2/15/20(8)		25,250	$26,070,625

			$26,070,625

Radio and Television — 0.0%(3)

Entravision Communications Corp., Sr. Notes
8.75%, 8/1/17		3,000	$3,180,000

			$3,180,000

Telecommunications — 0.1%

Hughes Satellite Systems Corp., Sr. Notes
6.50%, 6/15/19		8,500	$9,137,500

			$9,137,500

Utilities — 0.6%

Calpine Corp., Sr. Notes
7.50%, 2/15/21(8)		28,200	$30,315,000
7.875%, 1/15/23(8)		26,100	28,253,250

			$58,568,250

Total Corporate Bonds & Notes
(identified cost $187,067,239)			$196,913,511

Asset-Backed Securities — 0.1%

		Principal
		Amount
Security		(000’s omitted)	Value

Alzette European CLO SA, Series 2004-1A, Class E2, 6.974%, 12/15/20(9)		$540	$452,987
Avalon Capital Ltd. 3, Series 1A, Class D, 2.442%, 2/24/19(8)(9)		884	694,611
Babson Ltd., Series 2005-1A, Class C1, 2.417%, 4/15/19(8)(9)		1,129	818,199
Carlyle High Yield Partners, Series 2004-6A, Class C, 2.917%, 8/11/16(8)(9)		1,500	1,329,186

See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.975%, 3/8/17(9)	$985	$846,621
Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, 2.417%, 1/15/18(8)(9)	2,000	1,405,751

Total Asset-Backed Securities
(identified cost $7,008,568)		$5,547,355

Common Stocks — 0.6%

Security	Shares	Value

Automotive — 0.1%

Dayco Products, LLC(11)(12)	88,506	$3,119,836

		$3,119,836

Building and Development — 0.0%(3)

United Subcontractors, Inc.(6)(11)(12)	3,646	$260,372
WCI Communities, Inc.(6)(11)(12)	22,273	1,614,764

		$1,875,136

Chemicals and Plastics — 0.0%(3)

Vita Cayman II, Ltd.(11)(12)	3,849	$862,952

		$862,952

Diversified Manufacturing — 0.0%(3)

MEGA Brands, Inc.(12)	19,081	$117,631

		$117,631

Ecological Services and Equipment — 0.0%(3)

Environmental Systems Products Holdings, Inc.(6)(12)(13)	2,484	$226,044

		$226,044

Financial Intermediaries — 0.0%(3)

RTS Investor Corp.(6)(11)(12)	692	$55,309

		$55,309

Food Service — 0.0%

Buffets, Inc.(6)(12)	193,076	$0

		$0

Home Furnishings — 0.0%(3)

Oreck Corp.(6)(11)(12)	14,217	$869,370
Sanitec Europe Oy B Units(6)(11)(12)	235,094	1,555,970
Sanitec Europe Oy E Units(6)(11)(12)	230,960	0

		$2,425,340

Leisure Goods / Activities / Movies — 0.1%

Metro-Goldwyn-Mayer Holdings, Inc.(11)(12)	414,634	$11,324,194

		$11,324,194

Lodging and Casinos — 0.0%(3)

Affinity Gaming, LLC(6)(11)(12)	206,125	$1,216,139

		$1,216,139

Publishing — 0.3%

Ion Media Networks, Inc.(6)(11)(12)	28,605	$22,884,000
MediaNews Group, Inc.(6)(11)(12)	162,730	3,256,226
Source Interlink Companies, Inc.(6)(11)(12)	5,725	0
Star Tribune Media Holdings Co.(11)(12)	30,631	850,010
SuperMedia, Inc.(11)(12)	53,719	92,397

		$27,082,633

Radio and Television — 0.1%

New Young Broadcasting Holding Co., Inc.(11)(12)	2,310	$6,958,875

		$6,958,875

Total Common Stocks
(identified cost $33,340,330)		$55,264,089

Preferred Stocks — 0.0%(3)

Security	Shares	Value

Ecological Services and Equipment — 0.0%(3)

Environmental Systems Products Holdings, Inc., Series A(6)(12)(13)	569	$35,847

Total Preferred Stocks
(identified cost $9,957)		$35,847

Warrants — 0.0%(3)

Security	Shares	Value

Radio and Television — 0.0%(3)

New Young Broadcasting Holding Co., Inc., Expires 12/24/24(11)(12)	112	$337,400

		$337,400

See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%

Oriental Trading Co., Inc., Expires 2/11/16(6)(11)(12)	10,906	$0
Oriental Trading Co., Inc., Expires 2/11/16(6)(11)(12)	11,964	0

		$0

Total Warrants
(identified cost $192,476)		$337,400

Short-Term Investments — 4.1%

	Interest/
	Principal
	Amount
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.09%(14)	$368,732	$368,732,268
State Street Bank and Trust Euro Time Deposit, 0.01%, 5/1/12	32,453	32,453,308

Total Short-Term Investments
(identified cost $401,185,576)		$401,185,576

Total Investments — 101.2%
(identified cost $9,768,572,883)		$9,773,032,479

Less Unfunded Loan Commitments — (0.4)%		$(33,857,021)

Net Investments — 100.8%
(identified cost $9,734,715,862)		$9,739,175,458

Other Assets, Less Liabilities — (0.8)%		$(81,370,914)

Net Assets — 100.0%		$9,657,804,544

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

CHF	- Swiss Franc
DIP	- Debtor-In-Possession
EUR	- Euro
GBP	- British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. See Note 1G for description.

(3)	Amount is less than 0.05%.

(4)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(5)	This Senior Loan will settle after April 30, 2012, at which time the interest rate will be determined.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(7)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2012, the aggregate value of these securities is $171,113,519 or 1.8% of the Portfolio’s net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2012.

(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(12)	Non-income producing security.

(13)	Restricted security (see Note 5).

(14)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2012.

See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Unaffiliated investments, at value (identified cost, $9,365,983,594)	$9,370,443,190
Affiliated investment, at value (identified cost, $368,732,268)	368,732,268
Restricted cash*	5,958,158
Foreign currency, at value (identified cost, $23,053,312)	23,050,769
Interest receivable	41,789,820
Interest receivable from affiliated investment	33,515
Receivable for investments sold	21,897,827
Receivable for open forward foreign currency exchange contracts	1,337,582
Receivable for closed swap contracts	118,906
Prepaid expenses	528,508

Total assets	$9,833,890,543

Liabilities

Payable for investments purchased	$164,983,972
Payable for open forward foreign currency exchange contracts	3,189,238
Payable for open swap contracts	3,261,410
Payable to affiliates:
Investment adviser fee	3,957,169
Trustees’ fees	4,208
Accrued expenses	690,002

Total liabilities	$176,085,999

Net Assets applicable to investors’ interest in Portfolio	$9,657,804,544

Sources of Net Assets

Investors’ capital	$9,657,561,363
Net unrealized appreciation	243,181

Total	$9,657,804,544

*	Represents restricted cash on deposit at the custodian as collateral for open financial contracts.

See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Interest and other income (net of foreign taxes, $91,932)	$244,871,003
Interest allocated from affiliated investment	215,474
Expenses allocated from affiliated investment	(34,334)

Total investment income	$245,052,143

Expenses

Investment adviser fee	$23,872,732
Trustees’ fees and expenses	34,000
Custodian fee	938,827
Legal and accounting services	311,564
Interest expense and fees	540,245
Miscellaneous	190,279

Total expenses	$25,887,647

Deduct —
Reduction of custodian fee	$24

Total expense reductions	$24

Net expenses	$25,887,623

Net investment income	$219,164,520

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$22,532,888
Investment transactions allocated from affiliated investment	4,896
Swap contracts	(574,266)
Foreign currency and forward foreign currency exchange contract transactions	19,525,049

Net realized gain	$41,488,567

Change in unrealized appreciation (depreciation) —
Investments	$151,176,711
Swap contracts	(465,112)
Foreign currency and forward foreign currency exchange contracts	(6,423,542)

Net change in unrealized appreciation (depreciation)	$144,288,057

Net realized and unrealized gain	$185,776,624

Net increase in net assets from operations	$404,941,144

See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment income	$219,164,520	$397,412,294
Net realized gain (loss) from investment transactions, swap contracts and foreign currency and forward foreign currency exchange contract transactions	41,488,567	(18,065,295)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	144,288,057	(100,433,238)

Net increase in net assets from operations	$404,941,144	$278,913,761

Capital transactions —
Contributions	$410,015,822	$4,383,895,129
Withdrawals	(851,486,465)	(1,465,370,574)

Net increase (decrease) in net assets from capital transactions	$(441,470,643)	$2,918,524,555

Net increase (decrease) in net assets	$(36,529,499)	$3,197,438,316

Net Assets

At beginning of period	$9,694,334,043	$6,496,895,727

At end of period	$9,657,804,544	$9,694,334,043

See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2012

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2012
Ratios/Supplemental Data	(Unaudited)		2011	2010	2009	2008	2007

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.54	%(2)	0.54%	0.57%	0.61%	0.70%	0.58%
Net investment income	4.60	%(2)	4.31%	4.43%	5.41%	6.50%	6.94%
Portfolio Turnover	19	%(3)	56%	39%	35%	7%	61%

Total Return	4.28	%(3)	4.30%	10.51%	27.54%	(22.24)%	4.62%

Net assets, end of period (000’s omitted)	$9,657,805		$9,694,334	$6,496,896	$4,294,340	$3,056,210	$6,851,600

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	Not annualized.

See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2012, Eaton Vance Floating-Rate Fund, Eaton Vance Strategic Income Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund, Eaton Vance Low Duration Fund and Eaton Vance Short Term Real Return Fund held an interest of 83.3%, 5.4%, 9.0%, 1.2%, 0.4% and 0.3%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Floating Rate Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2012, the Portfolio had sufficient cash and/or securities to cover these commitments.

H Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments

Floating Rate Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L Interim Financial Statements — The interim financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to $2 billion, 0.500% from $2 billion up to $5 billion, 0.480% from $5 billion up to $10 billion and 0.460% of average daily net assets of $10 billion or more, and is payable monthly. Effective May 1, 2012, pursuant to an additional fee reduction agreement between the Portfolio and BMR, the portion of the fee on net assets of $10 billion and over is computed as follows: annual rate of 0.460% of the Portfolio’s average daily net assets from $10 billion up to $15 billion, 0.4475% from $15 billion up to $20 billion, 0.4375% from $20 billion up to $25 billion and 0.430% of average daily net assets of $25 billion or more. The fee reductions cannot be terminated without the consent of the Trustees and shareholders. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2012, the Portfolio’s investment adviser fee amounted to $23,872,732 or 0.50% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, principal repayments on Senior Loans and paydowns, aggregated $1,735,763,625 and $1,766,199,293, respectively, for the six months ended April 30, 2012.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$9,736,200,343

Gross unrealized appreciation	$128,838,663
Gross unrealized depreciation	(125,863,548)

Net unrealized appreciation	$2,975,115

5 Restricted Securities

At April 30, 2012, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Floating Rate Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

	Date of
Description	Acquisition	Shares	Cost	Value

Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	$226,044

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	569	$9,958	$35,847

Total Restricted Securities			$9,958	$261,891

6 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2012 is as follows:

Forward Foreign Currency Exchange Contracts
Purchases
				Net Unrealized
Settlement Date	In Exchange For	Deliver	Counterparty	Appreciation

5/2/12	Euro 15,750,000	United States Dollar 20,841,975	Citibank NA	$6,305

				$6,305

Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

5/31/12	British Pound Sterling 6,900,000	United States Dollar 11,196,395	JPMorgan Chase Bank	$388
5/31/12	British Pound Sterling 51,122,696	United States Dollar 80,876,105	JPMorgan Chase Bank	(2,076,080)
5/31/12	Euro 43,158,033	United States Dollar 57,862,406	Citibank NA	728,062
5/31/12	Euro 15,750,000	United States Dollar 20,844,117	Citibank NA	(6,368)
6/29/12	British Pound Sterling 28,528,205	United States Dollar 45,260,710	Goldman Sachs International	(1,021,413)
6/29/12	Euro 76,642,937	United States Dollar 102,046,622	HSBC Bank USA	567,543
6/29/12	Swiss Franc 15,168,670	United States Dollar 16,758,739	Citibank NA	35,284
7/31/12	British Pound Sterling 12,957,082	United States Dollar 20,969,094	HSBC Bank USA	(47,662)
7/31/12	Euro 86,222,439	United States Dollar 114,154,198	Deutsche Bank	(37,715)

				$(1,857,961)

Floating Rate Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

Interest Rate Swaps
	Notional	Portfolio				Net
	Amount	Pays/Receives	Floating	Annual	Termination	Unrealized
Counterparty	(000’s omitted)	Floating Rate	Rate Index	Fixed Rate	Date	Depreciation

Citibank NA	$60,000	Receives	3 Month USD-LIBOR-BBA	0.98%	6/24/14	$(707,768)
Citibank NA	60,000	Receives	3 Month USD-LIBOR-BBA	1.81	6/24/16	(2,553,642)

						$(3,261,410)

At April 30, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts. The Portfolio also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

Interest Rate Risk: Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swap contracts with respect to a portion of the bonds.

The Portfolio enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2012 the fair value of derivatives with credit-related contingent features in a net liability position was $6,450,648. At April 30, 2012, the aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $5,958,158.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk was $1,337,582, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $769,651. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At April 30, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by $817,701 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2012 was as follows:

		Fair Value

Risk	Derivative	Asset Derivative		Liability Derivative

Foreign Exchange	Forward foreign currency exchange contracts	$1,337,582	(1)	$(3,189,238	)(2)

		$1,337,582		$(3,189,238)

Interest Rate	Swap contracts	$—		$(3,261,410	)(2)

		$—		$(3,261,410)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts and Payable for open swap contracts, respectively; Net unrealized appreciation.

Floating Rate Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2012 was as follows:

		Realized Gain (Loss)		Change in Unrealized
		on Derivatives Recognized		Appreciation (Depreciation) on
Risk	Derivative	in Income		Derivatives Recognized in Income

Foreign Exchange	Forward foreign currency exchange contracts	$20,345,562	(1)	$(5,789,664	)(2)
Interest Rate	Swap contracts	(574,266	)(1)	(465,112	)(2)

Total		$19,771,296		$(6,254,776)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions and Swap contracts, respectively.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts and Swap contracts, respectively.

The average notional amounts of forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2012, which are indicative of the volume of these derivative types, were approximately $487,028,000 and $120,000,000, respectively.

7 Line of Credit

The Portfolio participates with another portfolio and fund managed by EVM and its affiliates in a $800 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at a prime rate or an amount above either the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and fund at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2012.

8 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9 Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

10 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

Floating Rate Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$9,075,783,256	$4,108,424	$9,079,891,680
Corporate Bonds & Notes	—	196,787,057	126,454	196,913,511
Asset-Backed Securities	—	5,547,355	—	5,547,355
Common Stocks	210,028	23,115,867	31,938,194	55,264,089
Preferred Stocks	—	—	35,847	35,847
Warrants	—	337,400	0	337,400
Short-Term Investments	—	401,185,576	—	401,185,576

Total Investments	$210,028	$9,702,756,511	$36,208,919	$9,739,175,458

Forward Foreign Currency Exchange Contracts	$—	$1,337,582	$—	$1,337,582

Total	$210,028	$9,704,094,093	$36,208,919	$9,740,513,040

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(3,189,238)	$—	$(3,189,238)
Interest Rate Swaps	—	(3,261,410)	—	(3,261,410)

Total	$—	$(6,450,648)	$—	$(6,450,648)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Investments
	in Senior	in Corporate	Investments	Investments
	Floating-Rate	Bonds &	in Common	in Preferred	Investments
	Interests	Notes	Stocks	Stocks	in Warrants	Total

Balance as of October 31, 2011	$6,030,241	$125,977	$42,122,603	$35,028	$0	$48,313,849
Realized gains (losses)	(425,717)	—	10,125,694	—	—	9,699,977
Change in net unrealized
appreciation (depreciation)*	(134,186)	(1,555)	(9,978,723)	819	—	(10,113,645)
Cost of purchases**	165,534	—	—	—	—	165,534
Proceeds from sales**	(3,699,562)	—	(11,185,291)	—	—	(14,884,853)
Accrued discount (premium)	132,809	2,032	—	—	—	134,841
Transfers to Level 3***	2,039,305	—	853,911	—	—	2,893,216
Transfers from Level 3***	—	—	—	—	—	—

Balance as of April 30, 2012	$4,108,424	$126,454	$31,938,194	$35,847	$0	$36,208,919

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2012	$(606,913)	$(1,555)	$(152,784)	$819	$—	$(760,433)

*	Amount is included in the related amount on investments in the Statement of Operations.
**	Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.
***	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments.

At April 30, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Floating-Rate Fund

April 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Eaton Vance
Floating-Rate Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Floating Rate Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the experience and abilities of such investment personnel in analyzing special considerations relevant to investing in senior floating rate loans. The Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

Eaton Vance
Floating-Rate Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider as well as a customized peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2011 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services. The Board considered the fact that, at the request of the Contract Review Committee, the Adviser had undertaken to permanently reduce fee rates through the implementation of additional fee breakpoints at agreed-upon asset levels, to be effective May 1, 2012.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

Eaton Vance
Floating-Rate Fund

April 30, 2012

Officers and Trustees

Officers of Eaton Vance Floating-Rate Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Floating Rate Portfolio

Scott H. Page President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Fund and Floating Rate Portfolio

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

Eaton Vance
Floating-Rate Fund

April 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Investment Adviser of Floating Rate Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1044-6/12	FRSRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Floating Rate Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President
Date: June 13, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: June 13, 2012

By:	/s/ Scott H. Page
Scott H. Page
President
Date: June 13, 2012